Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Exploration And Evaluation Assets [Abstract]
Schedule of Exploration and Evaluation Assets

	December 31,	December 31,
(in U.S. dollars)	2024	2023
Exploration and evaluation assets – at cost	$—	$—
The capitalized exploration and evaluation assets carried forward above have been determined as follows:
Balance at the beginning of the period	$—	$2,212,013
Expenditure incurred during the period	—	16,691
Exchange differences	—	(8,752)
Assets classified as held for sale	—	(2,219,952)
Balance at the end of the period	$—	$—

	December 31,	December 31,
(in U.S. dollars)	2024	2023
Assets classified as held for sale	$2,044,673	$2,219,952
Balance at the beginning of the period	$2,219,952	$—
Expenditure incurred during the period	36,604	—
Exchange differences	(211,883)	—
Assets classified as held for sale	—	2,219,952
Balance at the end of the period	$2,044,673	$2,219,952